Form N-23C-1
Report for Calendar month Ending December 31, 2000

--------------------------
Swiss Helvetia Fund, Inc.
--------------------------

-------------------------------------------------------------------------------------------------------------
                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
-------------------------------------------------------------------------------------------------------------
                Swiss Helvetia
                Fund-(Cusip-
   12/26/00      870875101)           11,000          13.5625           17.31                   NYSE
   12/27/00        (same)             16,400          13.9943           17.47                   NYSE
   12/29/00        (same)            100,000          14.616            17.92                   NYSE

                  Total              127,400